Share-Based Payments - Activities in Stock Option Plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of stock options (thousands)
Beginning balance (in shares) | shares	3,589	3,042
Granted (in shares) | shares	790	709
Exercised (in shares) | shares	(951)	(115)
Forfeited (in shares) | shares	0	(47)
Ending balance (in shares) | shares	3,428	3,589
Exercisable, December 31 (in shares) | shares	1,560	1,785
Weighted average exercise price
Beginning balance (in CAD per share) | $ / shares	$ 58.51	$ 55.85
Granted (in CAD per share) | $ / shares	67.68	68.12
Exercised (in CAD per share) | $ / shares	51.60	45.94
Forfeited (in CAD per share) | $ / shares	0	62.38
Ending balance (in CAD per share) | $ / shares	62.54	58.51
Exercisable, December 31 (in CAD per share) | $ / shares	$ 57.89	$ 53.33